Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jul. 31, 2026
C000263958 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.56%
Solactive GBS Global Markets All Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.98%